Unaudited Condensed Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A Ordinary Shares
Weighted average shares outstanding, diluted (in Shares)	2,811,745	29,550,000	7,119,575	29,550,000	29,550,000	26,959,315
Net income (loss) income per ordinary share, Diluted	$ (0.02)	$ 0.03	$ (0.09)	$ 0.12	$ 0.23	$ 0.07
Class B Ordinary Shares
Weighted average shares outstanding, diluted (in Shares)	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500
Net income (loss) income per ordinary share, Diluted	$ (0.02)	$ 0.03	$ (0.09)	$ 0.12	$ 0.23	$ 0.07